Loans and other receivables from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets measured at amortized cost	R$ 35,947,923	R$ 30,177,627
Comprising:
Loans and other receivables from credit institutions at amortized cost	35,948,849	30,179,048
Provision for impairment losses (note 9.c)	(926)	(1,421)
Loans and other receivables from credit institutions, net	35,947,923	30,177,627
Loans and other receivables from credit institutions, gross	35,948,849	30,179,048
Type:
Time deposit investments	8,771,667	14,667,515
Repurchase agreements (1)	16,082,817	3,032,113
Judicial deposits	11,018,649	12,356,984
Other accounts	75,716	122,436
Total	35,948,849	30,179,048
Brazilian Real	34,750,166	27,299,731
U.S. Dollar	243,366	2,235,826
Euro	955,317	643,491
Total	R$ 35,948,849	R$ 30,179,048